JPMorgan U.S. Government Money Market Fund N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JPMORGAN TRUST II
Entity Central Index Key	0000763852
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jul. 01, 2026